Stockholders' Equity, Convertible Preferred Stock and Redeemable Non-controlling Interest (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of activity for the redeemable non-controlling interest

The following table summarizes activity for the redeemable non-controlling interest (in thousands):

	Six months ended
	June 30, 2022	June 30, 2021
Beginning balance	$—	$7,485
Initial investment	—	—
Accretion of dividend	—	231
Loss attributable to non-controlling interest	—	(175)
Adjustment to redemption value	—	175
Ending balance	$—	$7,716

The following table summarizes activity for the redeemable non-controlling interest for the years ended December 31, 2021 and 2020 (in thousands):

January 1, 2020
Initial investment	$7,047
Accretion of dividend	438
Loss attributable to non-controlling interest	(135)
Adjustment to redemption value	135
December 31, 2020	7,485
Accretion of dividend	464
Loss attributable to non-controlling interest	(206)
Adjustment to redemption value	206
Settlement	(7,949)
December 31, 2021	$—